Warrants (Details)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Warrant one [Member]
Number of Warrants | shares	1,000,000
Exercise price	$ 2.25
Expiration Date	May 10, 2017
Warrant two [Member]
Number of Warrants | shares	50,000
Exercise price	$ 0.89
Expiration Date	Feb. 17, 2016
Warrant three [Member]
Number of Warrants | shares	50,000
Exercise price	$ 1.20
Expiration Date	Mar. 17, 2017